EMPLOYEE RELATED LIABILITIES (Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefits [Abstract]
Prior service cost	$ 3	$ 3	$ 3
Net actuarial loss (gain)	$ 0	$ 0	$ 54